Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhseaf-20190920_SupplementTextBlock
Prospectus Supplement

John Hancock Funds II
Supplement dated September 20, 2019 to the current Class NAV share prospectus (the prospectus), as may be supplemented

U.S. Strategic Equity Allocation Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus.

Effective immediately, the fund is changing its name to U.S. Sector Rotation Fund. Accordingly, all references to U.S. Strategic Equity Allocation Fund will be changed to reflect the fund's new name.

Also effective immediately, the fund's benchmark will change from the Russell 3000 Index to the S&P 500 Index. In the "Fund summary – PAST PERFORMANCE" section, the Average annual total returns table is replaced in its entirety by the following:

		Since inception
Average annual total returns (%)—as of 12/31/17	1 year	(09/26/16)
Class NAV (before tax)	19.73	20.40
after tax on distributions	17.08	18.16
after tax on distributions, with sale	11.53	14.76
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)*	21.83	20.59
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	21.13	20.36

*
Prior to September 20, 2019, the fund's primary benchmark was the Russell 3000 Index. Effective September 20, 2019, the fund's primary benchmark index is the S&P 500 Index. The S&P 500 Index better reflects the universe of investment opportunities based on the fund's investment strategy.

(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)—as of 12/31/17
(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.83%	[1]
Since inception	rr_AverageAnnualReturnSinceInception	20.59%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016	[1]
(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund) | Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.13%
Since inception	rr_AverageAnnualReturnSinceInception	20.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016
(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund) | Class NAV
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.73%
Since inception	rr_AverageAnnualReturnSinceInception	20.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016
(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund) | Class NAV | after tax on distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.08%
Since inception	rr_AverageAnnualReturnSinceInception	18.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016
(John Hancock U.S. Strategic Equity Allocation Fund - Class NAV) | (John Hancock U.S. Strategic Equity Allocation Fund) | Class NAV | after tax on distributions, with sale
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.53%
Since inception	rr_AverageAnnualReturnSinceInception	14.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2016

[1]	Prior to September 20, 2019, the fund's primary benchmark was the Russell 3000 Index. Effective September 20, 2019, the fund's primary benchmark index is the S&P 500 Index. The S&P 500 Index better reflects the universe of investment opportunities based on the fund's investment strategy.